OTHER RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER RECEIVABLES AND PREPAID EXPENSES
NOTE 6: -	OTHER RECEIVABLES AND PREPAID EXPENSES
	December 31,
	2024	2023

Prepaid expenses	$4,335	$5,890
Government authorities	969	988
Accrued interest	34	591
Foreign currency derivative contracts	584	650
Grants receivable from the OCS	12	-
Short-term lease deposits	124	145
Others	259	173

	$6,317	$8,437